S000057731 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Morningstar Municipal Bond Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	2.57%	5.61%	(7.20%)	1.48%	4.03%	6.24%